SEGMENTED INFORMATION Schedule of revenue by type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 473,209	$ 448,588
Product
Disaggregation of Revenue [Line Items]
Revenue	332,810	332,544
Connectivity, Software, and Services
Disaggregation of Revenue [Line Items]
Revenue	$ 140,399	$ 116,044